Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 6 — LEASES

As of December 31, 2025 and June 30, 2025, the right-of-use assets totaled $189,264, and $255,389, respectively.

As of December 31, 2025 and June 30, 2025, lease liabilities consist of the following:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Operating lease liabilities – current portion	$111,073	$126,227
Operating lease liabilities – non-current portion	102,875	147,587
Total	$213,948	$273,814

A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Total operating lease expense	$132,231	$130,229
ROU assets obtained in exchange for operating lease liabilities	—	310,842
Interest on leases obligations	6,843	5,446

Other lease information is as follows:

	As of December 31, 2025	As of June 30, 2025
Weighted-average remaining lease term – operating leases	1.7 years	2.2 years
Weighted-average discount rate – operating leases	5.625%	5.625%

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

As of December 31, 2025
(Unaudited)
Period ending December 31, 2026	$132,821
Period ending December 31, 2027	91,909
Total undiscounted lease obligations	224,730
Less: imputed interest	(10,782)
Lease liabilities recognized in the consolidated balance sheet	$213,948